787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 7, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for

BlackRock MuniAssets Fund, Inc.

BlackRock Long-Term Municipal Advantage Trust

Ladies and Gentlemen:

On behalf of BlackRock MuniAssets Fund, Inc. (the “Acquiring Fund”) and BlackRock Long-Term Municipal Advantage Trust (the “Target Fund”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Joint Special Meeting of Shareholders and a Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders (the “Meeting”) of the Acquiring Fund and the Target Fund (together, the “Funds”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund and the transactions contemplated therein, as well as certain related proposals.

The enclosed proxy materials will be delivered to holders of each Fund’s preferred shares. The Acquiring Fund filed a Registration Statement on Form N-14 on July 16, 2025, which included a separate proxy statement/prospectus to be delivered to each Fund’s common shareholders.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Gladys Chang, Esq., BlackRock, Inc.

Ben Niehaus, Esq., BlackRock, Inc.

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